INVESTMENTS AND FAIR VALUE (Options in Permanent Capital Vehicles) (Details)	12 Months Ended
	Dec. 31, 2014 Newcastle [Member] USD ($)	Dec. 31, 2014 New Senior [Member] USD ($)	Dec. 31, 2014 New Residential [Member] USD ($)	Dec. 31, 2014 Eurocastle [Member] EUR (€)
Investments and Fair Value [Line Items]
Weighted Average Option Strike Price	$ 14.69	$ 14.69	$ 31.49	€ 5,833.59
Options Held by Fortress	157,791	157,791	473,377	21,407